Expense Example {- Treasury Only Portfolio} - 03.31 FIMM Funds Class 1 Combo PRO-09 - Treasury Only Portfolio - Class I	May 29, 2021 USD ($)
Expense Example:
1 year	$ 18
3 years	64
5 years	114
10 years	$ 264